CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY
Balance at Dec. 31, 2009		511,843		13,323		311,907		29,338		156,006		993		511,567		276
Balance, shares at Dec. 31, 2009				13,062,500
Net income (loss)		39,695								40,783				40,783		(1,088)
Transfer to statutory reserve								5,857		(5,857)
Foreign currency translation adjustment		211										193		193		18
Balance at Dec. 31, 2010		551,750		13,323		311,907		35,195		190,933		1,186		552,544		(794)
Balance, shares at Dec. 31, 2010				13,062,500
Net income (loss)		21,038								21,081				21,081		(43)
Transfer to statutory reserve								2,246		(2,246)
Foreign currency translation adjustment		83										44		44		39
Balance at Dec. 31, 2011		572,871		13,323		311,907		37,441		209,768		1,230		573,669		(798)
Balance, shares at Dec. 31, 2011				13,062,500
Net income (loss)	(8,738)	(54,437)								(54,427)				(54,427)		(10)
Transfer to statutory reserve
Foreign currency translation adjustment												(8)		(8)		8
Balance at Dec. 31, 2012	$ 83,217	518,434	$ 2,138	13,323	$ 50,065	311,907	$ 6,010	37,441	$ 24,934	155,341	$ 198	1,222	$ 83,345	519,234	$ (128)	(800)
Balance, shares at Dec. 31, 2012			13,062,500